ADVANCE TO SUPPLIERS, NET (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Advance To Suppliers Net
Advances to suppliers	$ 9,643,135	$ 16,546,521	$ 774,467
Allowance for doubtful accounts suppliers			$ 269,740